CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2016
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustments, tax expense	$ 75	$ 5	$ 4
Foreign currency forward contracts, tax (benefit) expense	(3)	12	0
Available-for-sale securities, tax expense	2	0	0
Prior service credit, tax benefit (expense)	8	0	1
Amortization of transition obligation, tax expense	0	0	0
Amortization of prior service cost, tax benefit	4	5	10
Foreign currency exchange (loss) gain, tax benefit	$ 0	$ 1	$ 0